STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
STOCK-BASED COMPENSATION
Schedule of outstanding stock options activity

	Year Ended			Year Ended
	December 31, 2022			December 31, 2021
		Weighted			Weighted
	Number of	Average		Number of	Average
	Stock	Exercise		Stock	Exercise
	Options	Price		Options	Price
Outstanding, beginning of year	4,482,941	C$	74.43	3,421,404	C$	65.27
Granted	1,643,801		67.10	1,590,750		89.59
Exercised	(944,989)		57.68	(471,765)		58.40
Forfeited	(205,117)		78.08	(57,448)		80.35
Outstanding, end of year	4,976,636	C$	75.04	4,482,941	C$	74.43
Options exercisable, end of year	2,706,334	C$	73.76	2,077,187	C$	68.28

Schedule of stock options outstanding and exercisable

The following table sets out information about Agnico Eagle’s stock options outstanding and exercisable as at December 31, 2022:

	Stock Options Outstanding				Stock Options Exercisable
		Weighted				Weighted
		Average	Weighted			Average
		Remaining	Average			Remaining	Weighted
	Number	Contractual	Exercise		Number	Contractual	Average
Range of Exercise Prices	Outstanding	Life	Price		Exercisable	Life	Exercise Price
C$55.10 - C$58.04	781,871	0.95 years	C$	55.09	781,871	0.95 years	C$	55.10
C$67.19 - C$89.59	4,194,765	3.10 years		78.76	1,924,463	2.78 years		81.34
C$55.10 - C$89.59	4,976,636	2.76 years	C$	75.04	2,706,334	2.25 years	C$	73.76

Schedule of significant assumptions used to estimate the fair value

	Year Ended
	December 31,
	2022	2021
Risk-free interest rate	1.65%	0.54%
Expected life of stock options (in years)	2.4	2.4
Expected volatility of Agnico Eagle’s share price	30.0%	38.0%
Expected dividend yield	2.9%	2.2%